SEGMENT INFORMATION - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Segments Region	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | Segments	7
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM uses Adjusted property EBITDA for each segment as the measure of segment profit or loss to allocate resources to each segment and to compare the operating performance of the Company’s propertieswith those of its competitors as a way to assess performance.
Intersegment revenue | $	$ 55,016	$ 44,917	$ 2,368
Geographic [Member]
Segment Reporting Information [Line Items]
Number of geographic areas | Region	3